Note 8 - Goodwill and Intangible Assets - Intangible Assets (Details) - USD ($)	Jan. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Gross carrying value		$ 63,548,396	$ 61,553,189
Accumulated amortization	$ 4,871,000	(27,119,378)	(19,519,001)
Net carrying amount	168,928,000	36,429,018	42,034,188
Gross carrying value, total	220,700,000	63,548,000
Intangible assets, net	215,828,000	36,429,018	42,034,188
Trade Names, Indefinite-lived [Member]
Gross carrying value, indefinite	46,900,000
Customer Relationships [Member]
Gross carrying value	168,700,000	47,641,338	45,521,514
Accumulated amortization	4,793,000	(23,092,905)	(16,770,766)
Net carrying amount	163,906,000	24,548,433	28,750,748
Trade Names [Member]
Gross carrying value	5,100,000	15,412,058	15,546,675
Accumulated amortization	78,000	(3,540,083)	(2,401,152)
Net carrying amount	5,022,000	11,871,975	13,145,523
Noncompete Agreements [Member]
Gross carrying value		495,000	485,000
Accumulated amortization		(486,390)	(347,083)
Net carrying amount		$ 8,610	$ 137,917